EXHIBIT 99.21

CRES TAX AND TITLE REVIEW SUMMARY

Exception Detail Loan Level

Loans in Report 1

Loan Number	Borrower	Original Principal Balance	State	Final Overall Loan Grade	Final Overall Credit Grade	Actual Lien Position	Are there MTG Liens Prior?	Prior Mortgage Amount	# of Prior Mortgages	Taxes and Assessments	Are there any delinquent property taxes?	Delinquent Tax Amount	# of Delinquent Tax Assessments	Are there any PRIOR HOA Liens?	Is this an HOA super lien state?	Enter # of HOA Liens PRIOR to Subj Mtg	HOA PRIOR Amount	Are there any PRIOR Muni Liens?	Enter # of Muni Liens PRIOR to Subj Mtg	Muni PRIOR Amount	Are there any PRIOR State Tax Liens?	Enter # of State Tax Liens PRIOR to Subj Mtg	State Tax PRIOR Amount	Are there any PRIOR UCCs?	Enter # of UCCs PRIOR to Subj Mtg?	UCC PRIOR Amount	Are there any PRIOR Property Tax Liens?	Enter # of Property Tax Liens PRIOR to Subj Mtg	Property Tax PRIOR Amount	Are there Other Liens/Judgments PRIOR to Subj Mtg?	Enter # of Other Liens/Judgments PRIOR to Subj Mtg	Other Liens/Judgments PRIOR Amount	Are there any HOA Liens AFTER? (Super Liens Only)	Enter # of HOA Liens AFTER Subj Mtg	HOA AFTER Amount	Are there any Muni Liens AFTER?	Enter # of Muni Liens AFTER Subj Mtg	Muni AFTER Amount	Are there any PACE Liens AFTER?	Enter # of PACE Liens AFTER Subj Mtg	PACE AFTER Amount	Are there any Property Tax Liens AFTER?	Enter # of PropertyTax Liens AFTER Subj Mtg	Property Tax AFTER Amount	Active Material Exceptions	Satisfied Exceptions	General Comments	Loan Status	Sample Group
753405	xxxxxx	xxxxxx	xxxxxx	C	C	1	No	$0.00	0	Deliquent	Yes	xxxxxx	1	No	No	0	$0.00	No	0	$0.00	No	0	$0.00	No	0	$0.00	No	0	$0.00	No	0	$0.00	No	0	$0.00	Yes	1	$0.00	No	0	$0.00	No	0	$0.00	CRDTIL4234: Title: Issues found with taxes and/or assessments
- Initial Covius Comments:  DELINQUENT TAXES - Title Search
2020 Other Tax Delinquent as of xxxxxx for $xxxxxx

CRDTIL100: Title:  Potential title issue
- Initial Covius Comments:  MUNICIPAL LIEN AFTER

																																													Municipal Lien - In favor of xxxxxx Operations; IAO $Not Stated; Recorded 12/21/2020; Instrument # NA, Book NA; Page NA ; Case # xxxxxx 01 against xxxxxx	Not Applicable	Not Applicable	Complete	Issue Remains

Exception Detail

Loans in Report: 1

Loan Number	Borrower Last Name	Loan Level ATR/QM Status	Final Overall Loan Grade	Exception Category	Exception Sub-Category	Exception Code	Final Exception Status	Final Exception Grade	Exception Description	Initial Covius Exception Comments	Client Exception Response	Covius Exception Conclusion Comments	Initial Exception Grade	Loan Status	Sample Group
753405	xxxxxx	ATR/QM: Not Applicable	C	Credit	Title	CRDTIL100	Active	C	Potential title issue	MUNICIPAL LIEN AFTER Municipal Lien - In favor of xxxxxx; IAO Not Stated; Recorded 12/21/2020; Instrument # NA, Book NA; Page NA ; Case # xxxxxx 01 against xxxxxx	(No Data)	(No Data)	C	Complete	xxxxxx_xxxxxx